Exhibit 99.1

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

Collection Period Start	1-Jun-18	Distribution Date	16-Jul-18
Collection Period End	30-Jun-18	30/360 Days	30
Beg. of Interest Period	15-Jun-18	Actual/360 Days	31
End of Interest Period	16-Jul-18

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,357,159,875.53	621,365,668.53	564,394,383.99	0.4158643
Total Securities		1,357,159,875.53	621,365,668.53	564,394,383.99	0.4158643
Class A-1 Notes	0.750000%	120,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.260000%	375,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.353250%	160,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.500000%	388,000,000.00	307,205,793.00	250,234,508.46	0.6449343
Class A-4 Notes	1.610000%	97,000,000.00	97,000,000.00	97,000,000.00	1.0000000
Certificates	0.000000%	217,159,875.53	217,159,875.53	217,159,875.53	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	56,971,284.54	384,007.24	146.8332076	0.9897094
Class A-4 Notes	0.00	130,141.67	0.0000000	1.3416667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,971,284.54	514,148.91

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	8,567,793.02
Monthly Interest	3,174,913.33

Total Monthly Payments	11,742,706.35

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	566,276.72
Aggregate Sales Proceeds Advance	21,848,960.88

Total Advances	22,415,237.60

Vehicle Disposition Proceeds:
Reallocation Payments	39,145,674.24
Repurchase Payments	0.00
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	11,147,894.58
Excess Wear and Tear and Excess Mileage	421,462.08
Remaining Payoffs	0.00
Net Insurance Proceeds	581,543.14
Residual Value Surplus	2,358,030.13

Total Collections	87,812,548.12

Vehicle Disposition Activity for the current month—Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination		24,384,961.31			1,634
Involuntary Repossession		171,980.00			12
Voluntary Repossession		86,944.00			8
Full Termination		14,442,647.93			1,069
Bankruptcty		59,141.00			4
Insurance Payoff			576,022.91		34
Customer Payoff				639,614.06	37
Grounding Dealer Payoff				8,446,182.63	499
Dealer Purchase				2,068,367.42	102

Total		39,145,674.24	576,022.91	11,154,164.11	3,399

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,415	745,081,332.39	7.00000%	621,365,668.53
Total Depreciation Received		(11,162,929.14)		(8,716,901.25)
Principal Amount of Gross Losses	(62)	(1,140,141.73)		(957,506.92)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,468)	(25,597,409.69)		(21,075,775.54)
Scheduled Terminations	(1,882)	(31,684,784.71)		(26,221,100.83)

Pool Balance - End of Period	34,003	675,496,067.12		564,394,383.99
Remaining Pool Balance
Lease Payment				79,827,580.13
Residual Value				484,566,803.86

Total				564,394,383.99

III. DISTRIBUTIONS

Total Collections					87,812,548.12
Reserve Amounts Available for Distribution					0.00

Total Available for Distribution					87,812,548.12

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	419,266.59
3. Reimbursement of Sales Proceeds Advance	22,252,034.53
4. Servicing Fee:
Servicing Fee Due	517,804.72
Servicing Fee Paid	517,804.72
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	23,189,105.84

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	384,007.24
Class A-3 Notes Monthly Interest Paid	384,007.24
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	130,141.67
Class A-4 Notes Monthly Interest Paid	130,141.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	514,148.91
Total Note and Certificate Monthly Interest Paid	514,148.91
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	64,109,293.37
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,971,284.54
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	56,971,284.54
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,138,008.83

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,785,799.38
Required Reserve Account Amount	20,357,398.13
Beginning Reserve Account Balance	20,357,398.13
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	20,357,398.13
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,138,008.83
Gross Reserve Account Balance	27,495,406.96
Remaining Available Collections Released to Seller	7,138,008.83
Total Ending Reserve Account Balance	20,357,398.13

NISSAN AUTO LEASE TRUST 2016-B

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			6.96
Monthly Prepayment Speed			70%
Lifetime Prepayment Speed			79%
		$	units
Recoveries of Defaulted and Casualty Receivables		1,039,678.96
Securitization Value of Defaulted Receivables and Casualty Receivables		957,506.92	62
Aggregate Defaulted and Casualty Gain (Loss)		82,172.04
Pool Balance at Beginning of Collection Period		621,365,668.53
Net Loss Ratio
Current Collection Period		0.0132%
Preceding Collection Period		-0.0095%
Second Preceding Collection Period		0.0136%
Third Preceding Collection Period		-0.0131%
Cumulative Net Losses for all Periods		0.2375%	3,223,182.66

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.87%	5,379,905.60	345
61-90 Days Delinquent	0.19%	1,207,518.17	79
91-120 Days Delinquent	0.08%	520,446.92	30
More than 120 Days	0.02%	93,436.86	6

Total Delinquent Receivables:	1.14%	7,201,307.55	460

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.29%	0.31%
Preceding Collection Period		0.24%	0.25%
Second Preceding Collection Period		0.19%	0.20%
Third Preceding Collection Period		0.20%	0.20%
60 Day Delinquent Receivables		2,335,782.16
Delinquency Percentage		0.38%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		38,827,609.24	2,703
Securitization Value		37,568,442.97	2,703

Aggregate Residual Gain (Loss)		1,259,166.27

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		301,407,297.09	21,152
Cumulative Securitization Value		311,886,736.55	21,152

Cumulative Residual Gain (Loss)		(10,479,439.46)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			30,304,888.32
Reimbursement of Outstanding Advance			22,252,034.53
Additional Advances for current period			21,848,960.88

Ending Balance of Residual Advance			29,901,814.67

Beginning Balance of Payment Advance			1,191,213.08
Reimbursement of Outstanding Payment Advance			419,266.59
Additional Payment Advances for current period			566,276.72

Ending Balance of Payment Advance			1,338,223.21

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge- offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?			NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?			NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?			NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?			NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?			NO